CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Regulated and Unregulated Operating Revenue [Abstract]
Utilities	$ 9,261	$ 9,254	$ 9,758
Energy-related businesses	922	977	1,277
Total revenues	10,183	10,231	11,035
Utilities [Abstract]
Cost of electric fuel and purchased power	(2,188)	(2,136)	(2,281)
Cost of natural gas	(1,067)	(1,134)	(1,758)
Energy-related businesses [Abstract]
Cost of natural gas, electric fuel and purchased power	(277)	(335)	(552)
Other cost of sales	(322)	(148)	(163)
Operation and maintenance	(2,970)	(2,886)	(2,935)
Depreciation and amortization	(1,312)	(1,250)	(1,156)
Franchise fees and other taxes	(426)	(423)	(408)
Impairment losses	(153)	(9)	0
Plant closure adjustment (loss)	0	26	(6)
Gain on sale of assets	134	70	62
Operating expenses
Impairment losses	153	9	0
Equity earnings, before income tax	6	104	81
Remeasurement of equity method investment	617	0	0
Other income, net	132	126	137
Interest income	26	29	22
Interest expense	(553)	(561)	(554)
Income before income taxes	1,830	1,704	1,524
Income tax (expense) benefit	(389)	(341)	(300)
Equity earnings, net of income tax	78	85	38
Net income	1,519	1,448	1,262
Losses (earnings) attributable to noncontrolling interest	(148)	(98)	(100)
Preferred dividends of subsidiary	(1)	(1)	(1)
Net income/Earnings	$ 1,370	$ 1,349	$ 1,161
Earnings Per Share, Basic [Abstract]
Basic earnings per common share (in dollars per share)	$ 5.48	$ 5.43	$ 4.72
Weighted-average number of shares outstanding, basic	250,217	248,249	245,891
Earnings Per Share, Diluted [Abstract]
Diluted earnings per common share (in dollars per share)	$ 5.46	$ 5.37	$ 4.63
Weighted-average number of shares outstanding, diluted	251,155	250,923	250,655
San Diego Gas and Electric Company [Member]
Operating revenues
Electric	$ 3,754	$ 3,719	$ 3,785
Natural gas	499	500	544
Total operating revenues	4,253	4,219	4,329
Operating expenses
Cost of electric fuel and purchased power	1,187	1,151	1,309
Cost of natural gas	127	153	208
Operation and maintenance	1,048	1,017	1,076
Depreciation and amortization	646	604	530
Franchise fees and other taxes	255	262	241
Plant closure (adjustment) loss	0	(26)	6
Total operating expenses	3,263	3,161	3,370
Operating income	990	1,058	959
Other income, net	50	36	40
Interest expense	(195)	(204)	(202)
Income before income taxes	845	890	797
Income tax (expense) benefit	(280)	(284)	(270)
Net income	565	606	527
Losses (earnings) attributable to noncontrolling interest	5	(19)	(20)
Net income/Earnings	570	587	507
Southern California Gas Company [Member]
Operating revenues
Total operating revenues	3,471	3,489	3,855
Energy-related businesses [Abstract]
Impairment losses	(22)	(9)	0
Operating expenses
Cost of natural gas	891	921	1,449
Operation and maintenance	1,385	1,361	1,321
Depreciation and amortization	476	461	431
Franchise fees and other taxes	140	129	133
Impairment losses	22	9	0
Total operating expenses	2,914	2,881	3,334
Operating income	557	608	521
Other income, net	32	30	20
Interest income	1	4	0
Interest expense	(97)	(84)	(69)
Income before income taxes	493	558	472
Income tax (expense) benefit	(143)	(138)	(139)
Net income	350	420	333
Net income/Earnings	350	420	333
Preferred dividend requirements	(1)	(1)	(1)
Earnings attributable to common shares	$ 349	$ 419	$ 332